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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2002
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:     Richard L. Grubman
Address:  c/o Highfields Capital Management LP
          200 Clarendon Street, 51st Floor
          Boston, MA  02116
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13F File Number                28-7616
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn          Boston, Massachusetts        February 14, 2003
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Report Type (Check only one.)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:
         File Number 28-3499        Highfields Capital Management LP

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0
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Form 13F Information Table Entry Total:  65
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Form 13F Information Table Value Total:  $2,468,317 (x 1000)
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List of Other Included Managers:
         None

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FORM 13F
Page 2 of 2             Name of Reporting Manager       Richard L. Grubman
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